Other Receivables	12 Months Ended
Dec. 31, 2021
Other Receivables
Other Receivables

Note 8. Other Receivables

As at December 31:	2021	2020
Royalty receivables	$5,837	$10,108
Interest receivables	364	185
Contract assets under contracts with customers	575	106
Loans and current accounts* (net of allowance of $nil as of both December 31, 2021 and 2020, respectively)	47,745	21,620
Indemnification asset*	6,756	6,756
Other	3,169	743
	$64,446	$39,518

*   The Group had various amounts owing from an affiliate controlled by the Chairman of the Company (see Note 25).

Other receivables primarily arise in the normal course of business and are expected to be collected within one year from the reporting date.

Royalty receivables were due from a customer in the Royalty segment (see Note 5) and were collected in January the following year.

Note 8. Other Receivables (continued)

Contract assets

The movements of contract assets under contracts with customers for the years ended December 31, 2021 and 2020 were as follows:

	2021	2020
Balance, beginning of the year	$106	$—
Reclassification to revenues	(106)	—
A change in the time frame for a right to consideration to become unconditional	575	106
Balance, end of the year	$575	$106

For further discussions on credit risk, see Note 26.